Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,573,000.00
Previously Paid Amount	2,012.53
Total Fee Amount	2,012.53
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 14,573,000.00
Final Prospectus	true